UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2023
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Premier Growth Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Semi-Annual Report
March 31, 2023 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

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State Street Institutional Funds
Notes to Performance — March 31, 2023 (Unaudited)
Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results.Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Institutional U.S. Equity Fund
Fund Information — March 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $203,362 (in thousands) as of March 31, 2023 (a)(b)
Top Ten Largest Holdings
as of March 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.72%
Apple, Inc.	5.79%
Alphabet, Inc., Class A	3.96%
Amazon.com, Inc.	3.58%
Visa, Inc., Class A	2.39%
UnitedHealth Group, Inc.	2.20%
Meta Platforms, Inc., Class A	2.18%
Johnson & Johnson	1.96%
Merck & Co., Inc.	1.93%
Mastercard, Inc., Class A	1.90%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Understanding Your Fund’s Expenses — March 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,144.10	$1,022.90
Expenses Paid During Period*	$ 2.14	$ 2.02
*	Expenses are equal to the Fund's annualized expense ratio of 0.40% for Investment Class shares and 0.65% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,143.40	$1,021.70
Expenses Paid During Period*	$ 3.47	$ 3.28
*	Expenses are equal to the Fund's annualized expense ratio of 0.40% for Investment Class shares and 0.65% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.3% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	14,602	$ 1,429,974
Apparel Retail - 1.0%
Ross Stores, Inc.	18,267	1,938,677
Application Software - 2.6%
Adobe, Inc. (a)	3,195	1,231,257
Intuit, Inc.	1,383	616,583
Salesforce, Inc. (a)	15,477	3,091,995
Splunk, Inc. (a)	3,781	362,522
		5,302,357
Automobile Manufacturers - 0.9%
General Motors Co. (b)	24,582	901,668
Tesla, Inc. (a)	4,521	937,926
		1,839,594
Automotive Parts & Equipment - 0.3%
Magna International, Inc.	13,376	716,552
Automotive Retail - 0.8%
O'Reilly Automotive, Inc. (a)	2,044	1,735,315
Biotechnology - 2.0%
BioMarin Pharmaceutical, Inc. (a)	19,350	1,881,594
Vertex Pharmaceuticals, Inc. (a)	6,852	2,158,860
		4,040,454
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	70,394	7,270,996
Building Products - 0.6%
Trane Technologies PLC	6,837	1,257,871
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	982	351,173
Comcast Corp., Class A	11,027	418,034
		769,207
Communications Equipment - 0.2%
Cisco Systems, Inc.	6,023	314,852
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	2,717	964,698
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	5,007	$ 2,487,828
Walmart, Inc.	9,712	1,432,034
		3,919,862
Diversified Banks - 1.1%
JPMorgan Chase & Co.	16,499	2,149,985
Diversified Support Services - 0.5%
Cintas Corp.	2,166	1,002,165
Electric Utilities - 1.7%
American Electric Power Co., Inc.	7,894	718,275
NextEra Energy, Inc.	35,763	2,756,612
		3,474,887
Electrical Components & Equipment - 1.1%
Eaton Corp. PLC	13,151	2,253,292
Electronic Components - 0.9%
Amphenol Corp., Class A	23,382	1,910,777
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	14,857	2,424,217
Financial Exchanges & Data - 3.4%
CME Group, Inc.	12,028	2,303,603
MSCI, Inc.	2,167	1,212,848
S&P Global, Inc.	9,888	3,409,086
		6,925,537
Footwear - 0.6%
NIKE, Inc., Class B	10,483	1,285,635
Healthcare Equipment - 3.6%
Becton Dickinson & Co.	4,198	1,039,173
Boston Scientific Corp. (a)	33,920	1,697,018
Edwards Lifesciences Corp. (a)	13,273	1,098,075
Medtronic PLC	15,470	1,247,191
Teleflex, Inc.	9,237	2,339,825
		7,421,282
Home Improvement Retail - 0.8%
Home Depot, Inc. (b)	2,058	607,357
Lowe's Cos., Inc.	4,811	962,056
		1,569,413

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 0.3%
Marriott International, Inc., Class A	4,289	$ 712,146
Household Products - 1.3%
Colgate-Palmolive Co.	9,373	704,381
Procter & Gamble Co.	12,890	1,916,614
		2,620,995
Industrial Conglomerates - 0.7%
Honeywell International, Inc. (b)	7,415	1,417,155
Industrial Gases - 1.6%
Linde PLC	9,104	3,235,926
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	8,550	2,873,741
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,798	632,557
Integrated Oil & Gas - 1.0%
Chevron Corp.	12,423	2,026,937
Interactive Home Entertainment - 0.2%
Activision Blizzard, Inc.	5,974	511,315
Interactive Media & Services - 6.7%
Alphabet, Inc., Class C (a)	10,440	1,085,760
Alphabet, Inc., Class A (a)(b)	77,684	8,058,161
Meta Platforms, Inc., Class A (a)	20,874	4,424,036
		13,567,957
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	10,913	571,623
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,821	806,270
Life Sciences Tools & Services - 1.4%
Danaher Corp.	3,785	953,971
IQVIA Holdings, Inc. (a)	9,291	1,847,887
		2,801,858
Managed Healthcare - 2.7%
Humana, Inc. (b)	2,189	1,062,672
UnitedHealth Group, Inc.	9,458	4,469,756
		5,532,428
	Number of Shares	Fair Value
Movies & Entertainment - 1.0%
Walt Disney Co. (a)	20,111	$ 2,013,714
Multi-Line Insurance - 0.2%
American International Group, Inc.	8,739	440,096
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	8,618	2,660,980
Multi-Utilities - 0.8%
Sempra Energy	10,192	1,540,623
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	34,363	1,687,223
Oil & Gas Exploration & Production - 2.4%
ConocoPhillips	27,695	2,747,621
Pioneer Natural Resources Co.	10,875	2,221,110
		4,968,731
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	21,158	1,475,136
Personal Care Products - 0.4%
Estee Lauder Cos., Inc., Class A (b)	2,996	738,394
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	14,450	1,002,974
Bristol-Myers Squibb Co.	17,470	1,210,846
Elanco Animal Health, Inc. (a)(b)	14,845	139,543
Johnson & Johnson	25,687	3,981,485
Merck & Co., Inc.	36,872	3,922,812
		10,257,660
Property & Casualty Insurance - 1.2%
Chubb Ltd.	12,091	2,347,830
Rail Transportation - 0.4%
Union Pacific Corp.	3,973	799,606
Restaurants - 0.7%
McDonald's Corp.	4,769	1,333,460
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	27,010	3,317,638

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
ASML Holding NV	1,038	$ 706,577
		4,024,215
Semiconductors - 5.8%
Advanced Micro Devices, Inc. (a)	38,289	3,752,705
NVIDIA Corp.	11,301	3,139,079
QUALCOMM, Inc.	29,075	3,709,388
Texas Instruments, Inc.	6,761	1,257,614
		11,858,786
Soft Drinks & Non-alcoholic Beverages - 1.2%
Monster Beverage Corp. (a)	13,134	709,368
PepsiCo, Inc.	9,811	1,788,545
		2,497,913
Specialty Chemicals - 0.6%
DuPont de Nemours, Inc.	6,414	460,333
Ecolab, Inc.	2,609	431,868
International Flavors & Fragrances, Inc.	3,510	322,779
		1,214,980
Systems Software - 7.9%
Microsoft Corp.	47,382	13,660,230
Oracle Corp.	12,812	1,190,491
ServiceNow, Inc. (a)	2,422	1,125,552
		15,976,273
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	71,376	11,769,902
Telecom Tower REITs - 1.3%
American Tower Corp.	13,106	2,678,080
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	6,995	$ 2,768,341
WW Grainger, Inc.	506	348,538
		3,116,879
Transaction & Payment Processing Services - 4.8%
Fidelity National Information Services, Inc. (b)	17,933	974,300
Mastercard, Inc., Class A	10,626	3,861,595
Visa, Inc., Class A	21,547	4,857,986
		9,693,881
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	10,801	1,564,417
Total Common Stock (Cost $139,573,151)		193,887,286
Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c)(d) (Cost $9,474,912)	9,474,912	9,474,912
Total Investments (Cost $149,048,063)		203,362,198
Liabilities in Excess of Other Assets, net - (0.0)%*		(6,391)
NET ASSETS - 100.0%		$ 203,355,807

Other Information:
The Fund had the following long futures contracts open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2023	29	$ 5,772,220	$ 5,999,737	$ 227,517
During the period ended March 31, 2023, the average notional value related to long futures contracts was $4,404,091.
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 193,887,286	$ —	$ —	$ 193,887,286
Short-Term Investments	9,474,912	—	—	9,474,912
Total Investments in Securities	$ 203,362,198	$ —	$ —	$ 203,362,198
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 227,517	$ —	$ —	$ 227,517
Total Other Financial Instruments	$ 227,517	$ —	$ —	$ 227,517

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,354,619	$6,354,619	$19,629,898	$16,509,605	$—	$—	9,474,912	$9,474,912	$141,991
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund
Fund Information — March 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $27,476 (in thousands) as of March 31, 2023 (a)(b)
Top Ten Largest Holdings
as of March 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	12.42%
Apple, Inc.	11.06%
Amazon.com, Inc.	6.53%
Alphabet, Inc., Class C	4.78%
UnitedHealth Group, Inc.	3.80%
Visa, Inc., Class A	3.73%
NVIDIA Corp.	3.48%
Mastercard, Inc., Class A	3.21%
QUALCOMM, Inc.	2.84%
Alphabet, Inc., Class A	2.76%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Understanding Your Fund’s Expenses — March 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,177.40	$1,021.80
Expenses Paid During Period*	$ 3.42	$ 3.18
*	Expenses are equal to the Fund's annualized expense ratio of 0.63% for Investment Class shares and 0.88% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,174.40	$1,020.50
Expenses Paid During Period*	$ 4.77	$ 4.43
*	Expenses are equal to the Fund's annualized expense ratio of 0.63% for Investment Class shares and 0.88% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.2% †
Apparel Retail - 1.6%
Ross Stores, Inc.	4,036	$ 428,341
Application Software - 3.7%
Adobe, Inc. (a)	1,252	482,483
Salesforce, Inc. (a)	2,637	526,820
		1,009,303
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	1,181	245,010
Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	4,468	434,468
Vertex Pharmaceuticals, Inc. (a)	1,402	441,728
		876,196
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	17,359	1,793,011
Cable & Satellite - 1.1%
Charter Communications, Inc., Class A (a)	851	304,326
Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	1,301	646,428
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	3,064	524,986
Financial Exchanges & Data - 1.6%
S&P Global, Inc.	1,249	430,618
Healthcare Equipment - 2.7%
Boston Scientific Corp. (a)	8,024	401,441
IDEXX Laboratories, Inc. (a)	691	345,555
		746,996
Home Improvement Retail - 1.6%
Lowe's Cos., Inc.	2,187	437,334
Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	1,717	577,101
Interactive Media & Services - 10.2%
Alphabet, Inc., Class C (a)(b)	12,626	1,313,104
Alphabet, Inc., Class A (a)(b)	7,306	757,851
	Number of Shares	Fair Value
Meta Platforms, Inc., Class A (a)	3,375	$ 715,298
		2,786,253
Life Sciences Tools & Services - 1.4%
IQVIA Holdings, Inc. (a)	1,985	394,797
Managed Healthcare - 3.8%
UnitedHealth Group, Inc.	2,208	1,043,479
Other Specialty Retail - 1.0%
Chewy, Inc., Class A (a)	7,430	277,733
Pharmaceuticals - 1.8%
AstraZeneca PLC ADR	7,165	497,323
Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	4,791	588,478
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	6,665	653,236
NVIDIA Corp.	3,440	955,529
QUALCOMM, Inc.	6,124	781,300
		2,390,065
Soft Drinks & Non-alcoholic Beverages - 1.9%
Monster Beverage Corp. (a)	9,654	521,413
Systems Software - 14.7%
Microsoft Corp.	11,842	3,414,049
ServiceNow, Inc. (a)	1,299	603,671
		4,017,720
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	18,433	3,039,602
Telecom Tower REITs - 1.5%
American Tower Corp.	1,988	406,228
Trading Companies & Distributors - 2.1%
United Rentals, Inc.	1,451	574,248
Transaction & Payment Processing Services - 7.5%
Fidelity National Information Services, Inc.	2,548	138,433
Mastercard, Inc., Class A	2,424	880,906

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Visa, Inc., Class A	4,546	$ 1,024,941
		2,044,280
Total Common Stock (Cost $20,149,884)		26,601,269
Short-Term Investments - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (c)(d) (Cost $874,696)	874,696	874,696
Total Investments (Cost $21,024,580)		27,475,965
Liabilities in Excess of Other Assets, net - (0.4)%		(97,844)
NET ASSETS - 100.0%		$ 27,378,121

Other Information:
During the period ended March 31, 2023, the average notional value related to long futures contracts was $388,089.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 26,601,269	$ —	$ —	$ 26,601,269
Short-Term Investments	874,696	—	—	874,696
Total Investments in Securities	$ 27,475,965	$ —	$ —	$ 27,475,965

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,142,486	$1,142,486	$3,133,736	$3,401,526	$—	$—	874,696	$874,696	$14,342
See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund
Fund Information — March 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,054,903 (in thousands) as of March 31, 2023 (a)(b)
Top Ten Largest Holdings
as of March 31, 2023 (as a % of Fair Value) (a)(b)
Ingevity Corp.	1.58%
Darling Ingredients, Inc.	1.49%
MGP Ingredients, Inc.	1.40%
Dycom Industries, Inc.	1.33%
Ritchie Bros Auctioneers, Inc.	1.30%
Enerpac Tool Group Corp.	1.09%
Timken Co.	1.08%
Stepan Co.	1.06%
Applied Industrial Technologies, Inc.	1.04%
Univar Solutions, Inc.	1.01%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund
Understanding Your Fund’s Expenses — March 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,136.70	$1,021.20
Expenses Paid During Period*	$ 4.00	$ 3.78
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account Value March 31, 2023	$1,134.30	$1,019.90
Expenses Paid During Period*	$ 5.32	$ 5.04
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 92.0% †
Aerospace & Defense - 0.2%
Woodward, Inc.	24,637	$ 2,398,905
Agricultural & Farm Machinery - 0.9%
AGCO Corp. (a)	70,377	9,514,970
Agricultural Products & Services - 1.5%
Darling Ingredients, Inc. (a)(b)	268,734	15,694,066
Aluminum - 0.0%*
Alcoa Corp. (a)	8,265	351,758
Apparel Retail - 0.6%
American Eagle Outfitters, Inc. (a)	112,881	1,517,121
Buckle, Inc.	85,324	3,045,213
Revolve Group, Inc. (b)	59,414	1,562,588
		6,124,922
Application Software - 5.7%
ACI Worldwide, Inc. (a)(b)	159,707	4,308,895
Altair Engineering, Inc., Class A (b)	61,616	4,443,130
Asana, Inc., Class A (b)	151,500	3,201,195
Blackbaud, Inc. (b)	121,138	8,394,863
Blackline, Inc. (b)	109,515	7,353,932
CCC Intelligent Solutions Holdings, Inc. (b)	187,679	1,683,481
Freshworks, Inc., Class A Revenue (b)	309,500	4,753,920
New Relic, Inc. (b)	108,500	8,168,965
Nutanix, Inc., Class A (b)	94,000	2,443,060
Q2 Holdings, Inc. (b)	96,720	2,381,246
Smartsheet, Inc., Class A (b)	39,500	1,888,100
Vertex, Inc., Class A (b)	147,203	3,045,630
Workiva, Inc. (b)	74,000	7,578,340
		59,644,757
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	84,664	6,742,641
Automotive Parts & Equipment - 1.3%
Dana, Inc.	133,455	2,008,498
Dorman Products, Inc. (b)	112,721	9,723,314
LCI Industries	6,828	750,192
Modine Manufacturing Co. (b)	58,386	1,345,797
		13,827,801
	Number of Shares	Fair Value
Automotive Retail - 1.6%
America's Car-Mart, Inc. (a)(b)	15,275	$ 1,209,933
Group 1 Automotive, Inc.	15,725	3,560,454
Monro, Inc.	40,388	1,996,379
Murphy USA, Inc.	40,154	10,361,740
		17,128,506
Biotechnology - 0.8%
Avid Bioservices, Inc. (b)	147,560	2,768,226
Emergent BioSolutions, Inc. (b)	69,098	715,855
Halozyme Therapeutics, Inc. (b)	41,945	1,601,879
Heron Therapeutics, Inc. (b)	569,305	859,651
Veracyte, Inc. (b)	100,500	2,241,150
		8,186,761
Brewers - 0.9%
Boston Beer Co., Inc., Class A (b)	27,598	9,071,463
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (b)	53,804	3,117,404
Building Products - 2.5%
Armstrong World Industries, Inc.	113,464	8,083,175
CSW Industrials, Inc.	39,500	5,487,735
Gibraltar Industries, Inc. (b)	113,500	5,504,750
Hayward Holdings, Inc. (b)	193,000	2,261,960
Insteel Industries, Inc.	61,940	1,723,171
Simpson Manufacturing Co., Inc.	15,950	1,748,758
UFP Industries, Inc.	19,020	1,511,520
		26,321,069
Cargo Ground Transportation - 0.7%
Saia, Inc. (b)	25,670	6,984,294
Commodity Chemicals - 0.2%
Hawkins, Inc.	42,347	1,853,952
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	49,804	882,527
Computer & Electronics Retail - 0.1%
Upbound Group, Inc.	28,817	706,305

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Construction & Engineering - 1.7%
Dycom Industries, Inc. (b)	149,591	$ 14,009,197
IES Holdings, Inc. (b)	27,262	1,174,720
Valmont Industries, Inc.	7,722	2,465,480
		17,649,397
Construction Machinery & Heavy Transportation Equipment - 0.6%
Alamo Group, Inc.	18,735	3,450,238
Astec Industries, Inc.	9,738	401,692
Wabash National Corp.	98,198	2,414,689
		6,266,619
Construction Materials - 0.1%
Eagle Materials, Inc.	9,718	1,426,116
Consumer Finance - 0.2%
PROG Holdings, Inc. (b)	109,203	2,597,939
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	77,164	4,143,707
Verra Mobility Corp. (b)	239,360	4,049,971
		8,193,678
Distillers & Vintners - 1.4%
MGP Ingredients, Inc.	153,016	14,799,707
Distributors - 0.8%
LKQ Corp.	140,405	7,969,388
Diversified Metals & Mining - 0.3%
Compass Minerals International, Inc.	44,352	1,520,830
Materion Corp.	10,962	1,271,592
		2,792,422
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc. (a)	70,169	1,180,945
American Assets Trust, Inc. (a)	49,307	916,617
Essential Properties Realty Trust, Inc.	32,599	810,085
		2,907,647
Diversified Support Services - 1.9%
Healthcare Services Group, Inc.	138,429	1,920,010
	Number of Shares	Fair Value
Matthews International Corp., Class A	95,537	$ 3,445,064
Ritchie Bros Auctioneers, Inc.	243,581	13,711,175
UniFirst Corp.	6,529	1,150,606
		20,226,855
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (b)	17,827	1,372,501
Stride, Inc. (b)	95,062	3,731,183
		5,103,684
Electric Utilities - 1.0%
ALLETE, Inc. (a)	22,813	1,468,473
IDACORP, Inc.	86,465	9,366,753
		10,835,226
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc. (a)	5,880	1,074,452
Atkore, Inc. (b)	14,330	2,013,079
Generac Holdings, Inc. (b)	34,000	3,672,340
Regal Rexnord Corp.	11,410	1,605,729
		8,365,600
Electronic Components - 1.6%
Belden, Inc.	99,178	8,605,675
Coherent Corp. (b)	54,851	2,088,726
Littelfuse, Inc.	23,369	6,264,995
		16,959,396
Electronic Equipment & Instruments - 1.4%
National Instruments Corp.	92,556	4,850,860
Novanta, Inc. (b)	35,500	5,647,695
Vontier Corp.	138,011	3,773,221
		14,271,776
Electronic Manufacturing Services - 0.1%
Plexus Corp. (b)	12,550	1,224,503
Environmental & Facilities Services - 0.3%
Montrose Environmental Group, Inc. (b)	79,000	2,817,930
Food Distributors - 0.5%
Performance Food Group Co. (b)	87,011	5,250,244
Footwear - 0.3%
Deckers Outdoor Corp. (b)	7,387	3,320,826

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	99,779	$ 3,651,911
Healthcare Distributors - 0.3%
AdaptHealth Corp. (b)	227,658	2,829,789
Healthcare Equipment - 5.7%
AtriCure, Inc. (b)	99,000	4,103,550
Axonics, Inc. (b)	69,000	3,764,640
Cardiovascular Systems, Inc. (b)	113,000	2,244,180
CONMED Corp.	51,500	5,348,790
Globus Medical, Inc., Class A (b)	86,000	4,871,040
Heska Corp. (b)	11,271	1,100,275
Inspire Medical Systems, Inc. (b)	34,000	7,958,380
Integra LifeSciences Holdings Corp. (b)	133,000	7,635,530
LeMaitre Vascular, Inc.	28,429	1,463,241
Mesa Laboratories, Inc.	11,891	2,077,714
Omnicell, Inc. (b)	51,000	2,992,170
Outset Medical, Inc. (b)	95,500	1,757,200
Penumbra, Inc. (b)	33,000	9,196,770
SI-BONE, Inc. (b)	89,000	1,750,630
Tandem Diabetes Care, Inc. (b)	89,500	3,634,595
		59,898,705
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)(b)	90,352	6,527,932
U.S. Physical Therapy, Inc.	78,465	7,682,508
		14,210,440
Healthcare Services - 0.7%
Addus HomeCare Corp. (a)(b)	20,918	2,233,206
AMN Healthcare Services, Inc. (a)(b)	13,883	1,151,734
Castle Biosciences, Inc. (b)	81,930	1,861,449
Pediatrix Medical Group, Inc. (b)	108,673	1,620,314
		6,866,703
Healthcare Supplies - 0.4%
ICU Medical, Inc. (b)	4,908	809,624
Neogen Corp. (b)	162,000	3,000,240
		3,809,864
	Number of Shares	Fair Value
Healthcare Technology - 0.3%
NextGen Healthcare, Inc. (b)	96,843	$ 1,686,037
Simulations Plus, Inc.	27,300	1,199,562
		2,885,599
Home Building - 0.8%
Cavco Industries, Inc. (b)	8,323	2,644,550
Green Brick Partners, Inc. (b)	13,311	466,684
Taylor Morrison Home Corp. (b)	97,840	3,743,358
TopBuild Corp. (b)	8,944	1,861,604
		8,716,196
Home Furnishing Retail - 0.2%
Aaron's Co., Inc. (a)	169,929	1,641,514
Overstock.com, Inc. (b)	30,977	627,904
		2,269,418
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	384,657	4,077,364
Sunstone Hotel Investors, Inc.	172,689	1,706,168
		5,783,532
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	85,500	3,340,485
Industrial Machinery & Supplies & Components - 7.1%
Albany International Corp., Class A (a)	25,500	2,278,680
Barnes Group, Inc.	189,808	7,645,466
Chart Industries, Inc. (b)	10,412	1,305,665
Enerpac Tool Group Corp.	451,319	11,508,635
ESCO Technologies, Inc.	62,000	5,917,900
Evoqua Water Technologies Corp. (b)	178,000	8,850,160
Helios Technologies, Inc.	12,195	797,553
Hillenbrand, Inc.	29,065	1,381,459
John Bean Technologies Corp.	83,000	9,071,070
Mueller Industries, Inc.	74,793	5,495,790
RBC Bearings, Inc. (b)	23,000	5,352,790
Standex International Corp.	31,480	3,854,411
Timken Co.	139,418	11,393,239
		74,852,818
Industrial REITs - 0.7%
EastGroup Properties, Inc.	46,732	7,725,734

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (b)	180,000	$ 4,582,800
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (b)	20,447	1,595,888
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.,	16,493	2,286,095
Raymond James Financial, Inc.	65,501	6,109,278
Stifel Financial Corp.	45,046	2,661,768
		11,057,141
IT Consulting & Other Services - 0.2%
Perficient, Inc. (b)	18,621	1,344,250
Unisys Corp. (b)	253,118	982,098
		2,326,348
Leisure Products - 1.7%
Johnson Outdoors, Inc., Class A	12,284	774,015
Malibu Boats, Inc., Class A (b)	126,764	7,155,828
Polaris, Inc.	90,059	9,963,227
		17,893,070
Life & Health Insurance - 0.2%
American Equity Investment Life Holding Co. (a)	38,316	1,398,151
Trupanion, Inc. (b)	25,976	1,114,110
		2,512,261
Life Sciences Tools & Services - 2.3%
Azenta, Inc. (b)	62,105	2,771,125
BioLife Solutions, Inc. (b)	152,432	3,315,396
Bruker Corp.	87,070	6,864,599
ICON PLC ADR (b)	14,943	3,191,675
Repligen Corp. (b)	36,743	6,186,052
Syneos Health, Inc. (b)	68,328	2,433,843
		24,762,690
Marine Transportation - 0.2%
Kirby Corp. (b)	25,557	1,781,323
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	131,000	3,649,660
Multi-Family Residential REITs - 0.2%
NexPoint Residential Trust, Inc.	40,716	1,778,068
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	71,424	$ 2,391,276
Multi-Utilities - 0.1%
Avista Corp.	33,979	1,442,409
Office REITs - 0.6%
Corporate Office Properties Trust	42,520	1,008,149
Cousins Properties, Inc.	147,388	3,151,155
Easterly Government Properties, Inc.	190,605	2,618,913
		6,778,217
Office Services & Supplies - 1.0%
MSA Safety, Inc.	80,017	10,682,269
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	10,617	379,558
Oil & Gas Equipment & Services - 0.6%
ChampionX Corp.	57,523	1,560,599
Oil States International, Inc. (b)	559,541	4,660,976
		6,221,575
Oil & Gas Exploration & Production - 1.6%
Civitas Resources, Inc.	23,474	1,604,213
Northern Oil & Gas, Inc.	56,100	1,702,635
PDC Energy, Inc.	127,529	8,184,811
SM Energy Co.	123,819	3,486,743
Southwestern Energy Co. (b)	335,198	1,675,990
		16,654,392
Other Specialty Retail - 0.6%
Leslie's, Inc. (b)	264,000	2,906,640
Sally Beauty Holdings, Inc. (b)	205,500	3,201,690
		6,108,330
Packaged Foods & Meats - 3.2%
Calavo Growers, Inc.	56,281	1,619,204
Fresh Market, Inc. (c)	303,000	—
Freshpet, Inc. (b)	58,500	3,872,115
Hostess Brands, Inc. (b)	217,500	5,411,400
J & J Snack Foods Corp.	27,000	4,001,940
Lancaster Colony Corp.	31,000	6,289,280
Simply Good Foods Co. (b)	136,500	5,428,605
Sovos Brands, Inc. (b)	156,180	2,605,083

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Utz Brands, Inc.	301,500	$ 4,965,705
		34,193,332
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (b)	156,049	814,576
Personal Care Products - 0.2%
BellRing Brands, Inc. (b)	49,902	1,696,668
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)(b)	50,326	1,998,949
Organon & Co.	17,750	417,480
		2,416,429
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc. (a)	42,845	2,097,263
Argo Group International Holdings Ltd.	71,861	2,104,808
James River Group Holdings Ltd.	104,000	2,147,600
Palomar Holdings, Inc. (b)	51,500	2,842,800
RLI Corp.	36,823	4,894,145
Selective Insurance Group, Inc.	68,500	6,530,105
		20,616,721
Publishing - 0.9%
John Wiley & Sons, Inc., Class A	240,888	9,339,228
Regional Banks - 7.9%
1st Source Corp. (a)	48,966	2,112,883
Banc of California, Inc.	31,974	400,634
BancFirst Corp.	23,000	1,911,300
Bank OZK	58,912	2,014,790
BankUnited, Inc. (a)	41,551	938,222
Banner Corp.	15,059	818,758
Cadence Bank	65,788	1,365,759
Community Bank System, Inc.	48,500	2,545,765
Cullen/Frost Bankers, Inc.	36,929	3,890,101
CVB Financial Corp.	80,000	1,334,400
Enterprise Financial Services Corp.	35,246	1,571,619
First Financial Bankshares, Inc.	71,500	2,280,850
First Interstate BancSystem, Inc., Class A	24,328	726,434
Fulton Financial Corp.	208,380	2,879,812
	Number of Shares	Fair Value
German American Bancorp, Inc.	78,000	$ 2,602,860
Heritage Commerce Corp.	126,457	1,053,387
Home BancShares, Inc.	119,455	2,593,368
HomeStreet, Inc.	44,049	792,441
Independent Bank Corp.	98,805	6,483,584
Lakeland Financial Corp.	12,392	776,235
Live Oak Bancshares, Inc.	253,120	6,168,534
National Bank Holdings Corp., Class A	59,565	1,993,045
New York Community Bancorp, Inc.	117,936	1,066,141
Origin Bancorp, Inc.	49,291	1,584,706
Peapack-Gladstone Financial Corp.	38,808	1,149,493
Pinnacle Financial Partners, Inc.	29,896	1,649,063
Prosperity Bancshares, Inc.	67,184	4,133,160
Renasant Corp.	145,445	4,447,708
ServisFirst Bancshares, Inc.	42,000	2,294,460
SouthState Corp.	16,435	1,171,158
Stock Yards Bancorp, Inc.	12,895	711,030
Texas Capital Bancshares, Inc. (b)	33,981	1,663,710
United Community Banks, Inc.	40,827	1,148,055
Washington Federal, Inc.	32,377	975,195
Westamerica BanCorp	63,153	2,797,678
Western Alliance Bancorp	57,166	2,031,680
Wintrust Financial Corp.	37,698	2,750,069
WSFS Financial Corp.	177,108	6,661,032
		83,489,119
Research & Consulting Services - 0.3%
Resources Connection, Inc.	194,206	3,313,154
Restaurants - 1.5%
Bloomin' Brands, Inc.	100,345	2,573,849
Cheesecake Factory, Inc.	70,363	2,466,223
Shake Shack, Inc., Class A (b)	67,000	3,717,830
Texas Roadhouse, Inc.	38,693	4,181,166
Wingstop, Inc.	17,000	3,120,860
		16,059,928
Retail REITs - 0.3%
Kite Realty Group Trust	101,342	2,120,075
Macerich Co.	132,067	1,399,910
		3,519,985

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Security & Alarm Services - 1.0%
Brink's Co.	159,706	$ 10,668,361
Self Storage REITs - 0.1%
National Storage Affiliates Trust	33,010	1,379,158
Semiconductor Materials & Equipment - 0.5%
Ichor Holdings Ltd. (b)	61,600	2,016,784
Onto Innovation, Inc. (b)	43,119	3,789,298
		5,806,082
Semiconductors - 0.4%
Diodes, Inc. (b)	11,674	1,082,880
MaxLinear, Inc. (b)	23,851	839,794
Semtech Corp. (b)	81,797	1,974,580
		3,897,254
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Water Corp.	308,835	4,740,617
Zevia PBC, Class A (b)	62,500	240,625
		4,981,242
Specialized Consumer Services - 0.4%
European Wax Center, Inc., Class A	128,500	2,441,500
OneSpaWorld Holdings Ltd. (b)	157,502	1,888,449
		4,329,949
Specialty Chemicals - 4.8%
Avient Corp.	164,862	6,785,720
HB Fuller Co.	13,775	942,899
Ingevity Corp. (b)	232,203	16,607,158
Innospec, Inc.	45,000	4,620,150
Quaker Chemical Corp.	29,800	5,898,910
Sensient Technologies Corp.	54,000	4,134,240
Stepan Co.	108,572	11,186,173
		50,175,250
Steel - 0.6%
Carpenter Technology Corp.	29,464	1,318,809
Commercial Metals Co.	71,395	3,491,215
Ryerson Holding Corp.	33,098	1,204,105
		6,014,129
	Number of Shares	Fair Value
Systems Software - 0.5%
Progress Software Corp.	31,646	$ 1,818,063
Tenable Holdings, Inc. (b)	74,300	3,529,993
		5,348,056
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc. (b)	133,398	2,447,853
Pure Storage, Inc., Class A (b)	322,500	8,226,975
		10,674,828
Timber REITs - 0.2%
PotlatchDeltic Corp.	36,612	1,812,294
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	77,370	10,996,598
Transcat, Inc. (b)	21,190	1,894,174
Univar Solutions, Inc. (b)	305,086	10,687,163
WESCO International, Inc. (b)	10,036	1,550,963
		25,128,898
Transaction & Payment Processing Services - 0.3%
Shift4 Payments, Inc., Class A (b)	35,519	2,692,340
Water Utilities - 0.1%
American States Water Co. (a)	14,428	1,282,505
Total Common Stock (Cost $761,098,145)		970,619,009
Short-Term Investments - 8.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (d)(e) (Cost $84,283,652)	84,283,652	84,283,652
Total Investments (Cost $845,381,797)		1,054,902,661
Liabilities in Excess of Other Assets, net - (0.0)%*		(95,999)
NET ASSETS - 100.0%		$ 1,054,806,662

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2023	327	$ 29,548,448	$ 29,650,725	$ 102,277
During the period ended March 31, 2023, the average notional value related to long futures contracts was $17,153,910.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 970,619,009	$ —	$ 0(a)	$ 970,619,009
Short-Term Investments	84,283,652	—	—	84,283,652
Total Investments in Securities	$ 1,054,902,661	$ —	$ 0(a)	$ 1,054,902,661
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 102,277	$ —	$ —	$ 102,277
Total Other Financial Instruments	$ 102,277	$ —	$ —	$ 102,277

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	54,958,269	$54,958,269	$169,112,846	$139,787,463	$—	$—	84,283,652	$84,283,652	$1,017,871
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	21

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						11/25/97
Net asset value, beginning of period	$ 9.74	$ 17.26	$ 13.97	$ 12.30	$ 13.74	$ 14.95
Income/(loss) from investment operations:
Net investment income	0.05 (b)	0.11 (b)	0.13 (b)	0.14 (b)	0.15 (b)	0.16 (b)
Net realized and unrealized gains/(losses) on investments	1.24 (b)	(1.80) (b)	3.86 (b)	2.35 (b)	0.05 (b)	1.95 (b)
Total income/(loss) from investment operations	1.29	(1.69)	3.99	2.49	0.20	2.11
Less distributions from:
Net investment income	0.11	0.13	0.14	0.16	0.18	0.21
Net realized gains	1.42	5.70	0.56	0.66	1.46	3.11
Total distributions	1.53	5.83	0.70	0.82	1.64	3.32
Net asset value, end of period	$ 9.50	$ 9.74	$ 17.26	$ 13.97	$ 12.30	$ 13.74
Total Return(c)	14.41%	(16.99)%	29.41%	20.77%	4.43%	16.72%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$203,222	$176,243	$572,329	$461,624	$419,296	$522,658
Ratios to average net assets:
Net expenses	0.40% (d)	0.38%	0.37%	0.37%	0.38%	0.37%
Gross expenses	0.40% (d)	0.38%	0.37%	0.37%	0.38%	0.37%
Net investment income	1.10% (d)	0.78%	0.81%	1.12%	1.29%	1.21%
Portfolio turnover rate	21%	29%	35%	38%	35%	48%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
22	Financial Highlights

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						1/3/01
Net asset value, beginning of period	$11.08	$ 18.86	$15.21	$13.32	$14.70	$15.77
Income/(loss) from investment operations:
Net investment income	0.05 (b)	0.09 (b)	0.10 (b)	0.12 (b)	0.14 (b)	0.14 (b)
Net realized and unrealized gains/(losses) on investments	1.43 (b)	(2.08) (b)	4.21 (b)	2.54 (b)	0.09 (b)	2.08 (b)
Total income/(loss) from investment operations	1.48	(1.99)	4.31	2.66	0.23	2.22
Less distributions from:
Net investment income	0.08	0.09	0.10	0.11	0.15	0.18
Net realized gains	1.42	5.70	0.56	0.66	1.46	3.11
Total distributions	1.50	5.79	0.66	0.77	1.61	3.29
Net asset value, end of period	$11.06	$ 11.08	$18.86	$15.21	$13.32	$14.70
Total Return(c)	14.34%	(17.16)%	29.10%	20.52%	4.23%	16.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 134	$ 118	$ 268	$ 58	$ 48	$ 104
Ratios to average net assets:
Net expenses	0.65% (d)	0.63%	0.62%	0.62%	0.63%	0.62%
Gross expenses	0.65% (d)	0.63%	0.62%	0.62%	0.63%	0.62%
Net investment income (loss)	0.85% (d)	0.62%	0.56%	0.87%	1.06%	0.95%
Portfolio turnover rate	21%	29%	35%	38%	35%	48%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	23

State Street Institutional Premier Growth Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						10/29/99
Net asset value, beginning of period	$ 7.78	$ 11.99	$ 10.72	$ 15.51	$ 17.49	$ 15.69
Income/(loss) from investment operations:
Net investment income	0.00 (b)(c)	(0.00) (b)(c)	0.02 (b)	0.05 (b)	0.09 (b)	0.11 (b)
Net realized and unrealized gains/(losses) on investments	0.25 (b)	(2.67) (b)	2.55 (b)	3.89 (b)	(0.03) (b)	2.82 (b)
Total income/(loss) from investment operations	0.25	(2.67)	2.57	3.94	0.06	2.93
Less distributions from:
Net investment income	—	0.01	0.01	0.09	0.11	0.13
Net realized gains	7.51	1.53	1.29	8.64	1.93	1.00
Total distributions	7.51	1.54	1.30	8.73	2.04	1.13
Net asset value, end of period	$ 0.52	$ 7.78	$ 11.99	$ 10.72	$ 15.51	$ 17.49
Total Return(d)	17.74%	(26.33)%	25.85%	39.25%	3.57%	19.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,301	$15,818	$85,331	$73,933	$192,144	$365,078
Ratios to average net assets:
Net expenses	0.63% (e)	0.51%	0.45%	0.42%	0.39%	0.38%
Gross expenses	0.63% (e)	0.51%	0.45%	0.42%	0.39%	0.38%
Net investment income (loss)	0.21% (e)	(0.01)%	0.16%	0.40%	0.59%	0.68%
Portfolio turnover rate	11%	41%	27%	28%	27%	21%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
24	Financial Highlights

State Street Institutional Premier Growth Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						1/3/01
Net asset value, beginning of period	$ 7.46	$ 11.57	$10.40	$15.27	$17.24	$ 15.48
Income/(loss) from investment operations:
Net investment income (loss)	(0.00) (b)(c)	(0.02) (b)	(0.01) (b)	0.01 (b)	0.05 (b)	0.07 (b)
Net realized and unrealized gains/(losses) on investments	0.20 (b)	(2.56) (b)	2.47 (b)	3.80 (b)	(0.02) (b)	2.78 (b)
Total income/(loss) from investment operations	0.20	(2.58)	2.46	3.81	0.03	2.85
Less distributions from:
Net investment income	—	—	—	0.04	0.07	0.09
Net realized gains	7.51	1.53	1.29	8.64	1.93	1.00
Total distributions	7.51	1.53	1.29	8.68	2.00	1.09
Net asset value, end of period	$ 0.15	$ 7.46	$11.57	$10.40	$15.27	$ 17.24
Total Return(d)	17.44%	(26.51)%	25.58%	38.83%	3.32%	19.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,077	$ 9,937	$9,784	$8,832	$9,609	$17,298
Ratios to average net assets:
Net expenses	0.88% (e)	0.76%	0.70%	0.69%	0.64%	0.63%
Gross expenses	0.88% (e)	0.76%	0.70%	0.69%	0.64%	0.63%
Net investment income (loss)	(0.04)% (e)	(0.21)%	(0.09)%	0.08%	0.34%	0.43%
Portfolio turnover rate	11%	41%	27%	28%	27%	21%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	25

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						8/3/98
Net asset value, beginning of period	$ 15.49	$ 22.15	$ 15.55	$ 17.04	$ 21.94	$ 20.79
Income/(loss) from investment operations:
Net investment income	0.06 (b)	0.05 (b)	0.02 (b)	0.05 (b)	0.06 (b)	0.03 (b)
Net realized and unrealized gains/(losses) on investments	2.02 (b)	(3.38) (b)	7.19 (b)	(0.45) (b)	(2.06) (b)	2.95 (b)
Total income/(loss) from investment operations	2.08	(3.33)	7.21	(0.40)	(2.00)	2.98
Less distributions from:
Net investment income	0.04	0.03	0.04	0.07	0.04	0.04
Net realized gains	0.75	3.30	0.57	1.02	2.86	1.79
Total distributions	0.79	3.33	0.61	1.09	2.90	1.83
Net asset value, end of period	$ 16.78	$ 15.49	$ 22.15	$ 15.55	$ 17.04	$ 21.94
Total Return(c)	13.67%	(18.14)%	46.98%	(3.03)%	(6.21)%	15.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,053,125	$945,933	$1,308,410	$973,165	$1,255,899	$1,528,575
Ratios to average net assets:
Net expenses	0.75% (d)	0.79%	0.88%	0.89%	0.88%	0.88%
Gross expenses	0.89% (d)	0.88%	0.88%	0.89%	0.88%	0.88%
Net investment income	0.70% (d)	0.27%	0.10%	0.33%	0.37%	0.14%
Portfolio turnover rate	13%	30%	42%	31%	29%	38%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
26	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/23 (a)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date						9/30/05
Net asset value, beginning of period	$15.45	$ 22.11	$15.53	$17.02	$21.93	$20.79
Income/(loss) from investment operations:
Net investment income (loss)	0.04 (b)	0.01 (b)	(0.03) (b)	0.01 (b)	0.02 (b)	(0.02) (b)
Net realized and unrealized gains/(losses) on investments	2.00 (b)	(3.37) (b)	7.18 (b)	(0.46) (b)	(2.05) (b)	2.95 (b)
Total income/(loss) from investment operations	2.04	(3.36)	7.15	(0.45)	(2.03)	2.93
Less distributions from:
Net investment income	—	—	—	0.02	0.02	—
Net realized gains	0.75	3.30	0.57	1.02	2.86	1.79
Total distributions	0.75	3.30	0.57	1.04	2.88	1.79
Net asset value, end of period	$16.74	$ 15.45	$22.11	$15.53	$17.02	$21.93
Total Return(c)	13.43%	(18.28)%	46.60%	3.30%	(6.44)%	15.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,682	$ 1,571	$2,078	$1,750	$1,937	$2,671
Ratios to average net assets:
Net expenses	1.00% (d)	1.04%	1.13%	1.14%	1.13%	1.13%
Gross expenses	1.14% (d)	1.13%	1.13%	1.14%	1.13%	1.13%
Net investment income (loss)	0.44% (d)	0.03%	(0.14)%	0.08%	0.12%	(0.11)%
Portfolio turnover rate	13%	30%	42%	31%	29%	38%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	27

State Street Institutional Funds
Statements of Assets and Liabilities — March 31, 2023 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $139,573,151; $20,149,884 and $761,098,145, respectively)	$ 193,887,286	$ 26,601,269	$ 970,619,009
Investments in affiliated securities, at fair value	9,474,912	874,696	84,283,652
Cash	—	—	17,101
Net cash collateral on deposit with broker for future contracts	186,239	—	2,757,480
Receivable for investments sold	297,487	219,180	—
Income receivables	114,947	—	569,178
Receivable for fund shares sold	489,853	226	9,006
Income receivable from affiliated investments	32,023	2,524	233,983
Receivable for accumulated variation margin on futures contracts	227,585	—	103,040
Total assets	204,710,332	27,697,895	1,058,592,449
Liabilities
Payable for investments purchased	1,289,396	264,178	2,873,152
Payable for fund shares redeemed	545	41,178	248,741
Payable to the Adviser	64,468	12,215	663,538
Accrued other expenses	89	121	—
Distribution and service fees	27	2,082	356
Total liabilities	1,354,525	319,774	3,785,787

Net Assets	$ 203,355,807	$ 27,378,121	$ 1,054,806,662
Net Assets Consist of:
Capital paid in	$ 151,397,155	$ 22,961,233	$ 832,064,126
Total distributable earnings (loss)	51,958,652	4,416,888	222,742,536
Net Assets	$ 203,355,807	$ 27,378,121	$ 1,054,806,662

Investment Class:
Net Assets	$ 203,221,966	$ 17,300,948	$ 1,053,124,848
Shares outstanding ($0.001 par value, unlimited shares authorized)	21,384,123	33,384,615	62,769,492
Net asset value, offering and redemption price per share	$ 9.50	$ 0.52	$ 16.78

Service Class:
Net Assets	$ 133,841	$ 10,077,173	$ 1,681,814
Shares outstanding ($0.001 par value, unlimited shares authorized)	12,104	67,450,980	100,440
Net asset value, offering and redemption price per share	$ 11.06	$ 0.15	$ 16.74
The accompanying Notes are an integral part of these financial statements.
28	Statements of Assets and Liabilities

State Street Institutional Funds
Statements of Operations — For the period ended March 31, 2023 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$ 1,297,918	$ 95,263	$ 6,618,607
Income from affiliated investments	141,991	14,342	1,017,871
Less: Foreign taxes withheld	(2,007)	—	(54,309)
Total income	1,437,902	109,605	7,582,169
Expenses
Advisory and administration fees	372,948	70,902	4,634,116
Distribution and service fees
Service Class	161	12,287	2,098
Trustees' fees	11,337	10,732	14,378
Other expenses	—	90	29
Total expenses before waivers	384,446	94,011	4,650,621
Less: Expenses waived or borne by the adviser	—	—	(723,298)
Net expenses	384,446	94,011	3,927,323
Net investment income	$ 1,053,456	$ 15,594	$ 3,654,846
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (1,445,727)	$ (534,353)	$ 32,519,128
Futures	(254,259)	40,849	(474,161)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	25,316,430	4,698,460	91,864,776
Futures	769,265	6,494	1,148,538
Net realized and unrealized gain (loss) on investments	24,385,709	4,211,450	125,058,281
Net Increase in Net Assets Resulting from Operations	$ 25,439,165	$ 4,227,044	$ 128,713,127
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	29

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2023	Year Ended September 30, 2022	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,053,456	$ 2,638,415	$ 15,594	$ (24,922)
Net realized gain (loss) on investments and futures	(1,699,986)	168,115,195	(493,504)	39,379,272
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	26,085,695	(186,031,559)	4,704,954	(44,907,411)
Net increase (decrease) from operations	25,439,165	(15,277,949)	4,227,044	(5,553,061)
Distributions to shareholders:
Total distributions
Investment Class	(27,722,659)	(205,273,357)	(23,135,940)	(10,884,926)
Service Class	(16,066)	(44,930)	(16,080,093)	(1,289,070)
Total distributions	(27,738,725)	(205,318,287)	(39,216,033)	(12,173,996)
Increase (decrease) in assets from operations and distributions	(2,299,560)	(220,596,236)	(34,988,989)	(17,727,057)
Share transactions:
Proceeds from sale of shares
Investment Class	10,887,786	15,780,972	322,355	618,623
Service Class	3,062	20,287	1,042,346	7,554,181
Value of distributions reinvested
Investment Class	27,290,053	205,036,339	23,135,157	10,884,764
Service Class	16,066	44,930	16,080,093	1,289,070
Cost of shares redeemed
Investment Class	(8,898,605)	(396,371,663)	(1,483,677)	(68,544,625)
Service Class	(4,437)	(150,188)	(2,483,952)	(3,435,029)
Net increase (decrease) from share transactions	29,293,925	(175,639,323)	36,612,322	(51,633,016)
Total increase (decrease) in net assets	26,994,365	(396,235,559)	1,623,333	(69,360,073)
Net Assets
Beginning of period	176,361,442	572,597,001	25,754,788	95,114,861
End of period	$ 203,355,807	$ 176,361,442	$ 27,378,121	$ 25,754,788
Changes in Fund Shares
Investment Class
Shares sold	1,145,343	1,252,674	574,689	57,571
Issued for distributions reinvested	3,083,622	15,246,073	32,966,332	955,642
Shares redeemed	(937,076)	(31,563,308)	(2,189,440)	(6,095,192)
Net increase (decrease) in fund shares	3,291,889	(15,064,561)	31,351,581	(5,081,979)
Service Class
Shares sold	280	1,529	7,028,530	742,057
Issued for distributions reinvested	1,558	2,917	68,828,374	117,831
Shares redeemed	(398)	(7,965)	(9,737,165)	(374,515)
Net increase (decrease) in fund shares	1,440	(3,519)	66,119,739	485,373
The accompanying Notes are an integral part of these financial statements.
30	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund
Six Months Ended March 31, 2023	Year Ended September 30, 2022

$ 3,654,846	$ 3,208,640
32,044,967	53,002,585
93,013,314	(272,121,249)
128,713,127	(215,910,024)

(47,269,694)	(192,472,199)
(72,052)	(313,806)
(47,341,746)	(192,786,005)
81,371,381	(408,696,029)

33,491,846	46,621,109
37,941	168,550

47,269,694	192,441,993
72,052	313,806

(54,807,998)	(193,522,296)
(132,231)	(311,306)
25,931,304	45,711,856
107,302,685	(362,984,173)

947,503,977	1,310,488,150
$ 1,054,806,662	$ 947,503,977

1,985,983	2,528,748
2,945,152	9,884,026
(3,217,354)	(10,440,078)
1,713,781	1,972,696

2,232	8,905
4,495	16,134
(7,970)	(17,329)
(1,243)	7,710
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	31

State Street Institutional Funds
Notes to Financial Statements — March 31, 2023 (Unaudited)
1. Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. As of March 31, 2023, the Trust is comprised of the following three series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Institutional Premier Growth Equity Fund, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
32	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the "Adviser" or "SSGA FM") estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the
Notes to Financial Statements	33

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2023, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
34	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2023 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 227,585	$ —	$ 227,585
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 103,040	$ —	$ 103,040

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	(254,259)	$ —	$ (254,259)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 40,849	$ —	$ 40,849
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	(474,161)	$ —	$ (474,161)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 769,265	$ —	$ 769,265
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 6,494	$ —	$ 6,494
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	1,148,538	$ —	$ 1,148,538
Notes to Financial Statements	35

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Premier Growth Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2024 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2024 except with approval of the Board.
For the period ended March 31, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement, were $723,298.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in the Schedules of Investments.
36	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC.; (iii) Kennedy Capital Management, Inc.; and (iv) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2023 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$ 38,373,959	$ 38,115,085
State Street Institutional Premier Growth Equity Fund	2,889,872	5,053,753
State Street Institutional Small-Cap Equity Fund	133,410,444	179,864,480
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2022, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	37

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
As of March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$149,827,451	$ 58,167,373	$ 4,405,109	$ 53,762,264
State Street Institutional Premier Growth Equity Fund	21,448,452	8,045,387	2,017,874	6,027,513
State Street Institutional Small-Cap Equity Fund	859,688,730	268,444,849	73,128,641	195,316,208
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of March 31, 2023.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Subsequent Events
The Board approved a Plan of Liquidation and Termination of Series with respect to the State Street Institutional Premier Growth Equity Fund, pursuant to which the Fund was liquidated and terminated on April 21, 2023.
38	Notes to Financial Statements

State Street Institutional Funds
Other Information — March 31, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	39

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State Street Institutional Funds

Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Margaret K. McLaughlin
George M. Pereira
Mark E. Swanson
Officers
Ann M. Carpenter, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
David Urman, Assistant Secretary
Edmund Gerard Maiorana, Jr., Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 2, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 2, 2023